Earnings (Loss) Per Share - Summary of Calculations of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted-average number of shares outstanding – basic	43,510,758	43,554,921	44,123,654
Effect of dilutive instruments – share-based compensation (note 22)	599,229	793,322	729,292
Weighted-average number of shares – diluted	44,109,987	44,348,243	44,852,946
Numerator
Net income from continuing operations	$ 199	$ 561	$ 817
Less: non-controlling interest net income	17	27	25
Controlling interest net income from continuing operations	182	534	792
Net income (loss) from discontinued operations	$ 0	$ 324	$ (39)
Basic earnings (loss) per share
Controlling interest basic earnings per share	$ 0.0042	$ 0.0197	$ 0.0171
Controlling interest basic earnings per share from continuing operations	0.0042	0.0123	0.018
Controlling interest basic earnings (loss) per share from discontinued operations	0	0.0074	(0.0009)
Controlling interest diluted earnings (loss) per share
Controlling interest diluted earnings per share	0.0041	0.0193	0.0168
Controlling interest diluted earnings per share from continuing operations	0.0041	0.012	0.0177
Controlling interest diluted earnings (loss) per share from discontinued operations	$ 0	$ 0.0073	$ (0.0009)